Acquisitions - Narrative (Details) project in Thousands, $ in Thousands, set_up_box in Millions, professional in Millions								1 Months Ended	3 Months Ended									6 Months Ended	12 Months Ended
	Oct. 01, 2014 USD ($) television_channel	Aug. 29, 2014 USD ($) professional project	Jul. 04, 2014 USD ($) television_channel set_up_box country	May. 07, 2014 USD ($)	May. 01, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 27, 2013 USD ($) station	May. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 29, 2015 USD ($)	Dec. 28, 2014 USD ($)	Sep. 28, 2014 USD ($)	Jun. 29, 2014 USD ($)	Mar. 30, 2014 USD ($)	Dec. 29, 2013 USD ($)	Mar. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)		Dec. 28, 2014 USD ($)		Dec. 29, 2013 USD ($)		May. 06, 2014
Business Acquisition [Line Items]
Net cash																			$ 74,959		$ 279,833		$ 2,550,410
Operating Revenues									$ 547,605	$ 488,594	$ 501,524	$ 472,737	$ 553,420	$ 474,858	$ 474,979	$ 446,102			2,010,460	[1]	1,949,359	[1]	1,147,240	[1]
Total operating profit									$ (382,216)	$ 38,808	19,784	$ 60,935	$ 163,444	55,285	$ 32,193	50,260			(262,689)	[1],[2]	301,182	[1],[2]	199,040	[1],[2]
Dreamcatcher Stations | Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Minimum annual cumulative net cash flow guaranteed to Dreamcatcher							$ 200
Operating Revenues																			65,000		67,000
Total operating profit																			12,000		13,000
Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Net cash								$ 69,849
Transaction costs incurred																			$ 3,000
Definite-lived intangible assets useful life, years								12 years
Cash paid for acquisition								$ 71,768
Infostrada, SportsDirect, Covers, Enswers | Customer relationships
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years								11 years
Infostrada, SportsDirect, Covers, Enswers | Content database
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years								14 years
Infostrada, SportsDirect, Covers, Enswers | Technologies
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years								8 years
Infostrada, SportsDirect, Covers, Enswers | Trade names and trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years								15 years
Infostrada, SportsDirect, Covers, Enswers | Noncompete Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years								5 years
HWW
Business Acquisition [Line Items]
Net cash	$ 18,249
Transaction costs incurred																					1,000
Definite-lived intangible assets useful life, years	8 years
Number of national and local TV channels in Australia acquired | television_channel	500
Cash paid for acquisition	$ 18,425
HWW | Customer relationships
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	12 years
HWW | Content database
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	5 years
HWW | Technologies
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	7 years
Baseline, LLC
Business Acquisition [Line Items]
Net cash		$ 48,788
Transaction costs incurred														$ 1,000
Definite-lived intangible assets useful life, years		11 years
Movie and TV project information acquired | project		300
Number of TV and film professionals information acquired | professional		1.5
Period of deductible purchase price		15 years
Cash paid for acquisition		$ 48,988
Baseline, LLC | Customer relationships
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years		6 years
Baseline, LLC | Content database
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years		15 years
Baseline, LLC | Technologies
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years		7 years
Baseline, LLC | Trade names and trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years		5 years
What's On India Media Private Limited
Business Acquisition [Line Items]
Net cash			$ 21,000
Transaction costs incurred																					1,000
Definite-lived intangible assets useful life, years			10 years
Total purchase price for acquisition			$ 26,825
NPV of deferred payments			5,625
Possible additional payments to selling management shareholders			$ 4,000
Business Combination, Consideration Transferred, Additional Payment Made											$ 4,000
Number of countries offered EPG data and TV search products | country			16
Number of television channels | television_channel			1,600
Number of set-top boxes | set_up_box			58
Cash paid for acquisition			$ 23,403
What's On India Media Private Limited | Customer relationships
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years			7 years
What's On India Media Private Limited | Content database
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years			13 years
What's On India Media Private Limited | Technologies
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years			7 years
What's On India Media Private Limited | Trade names and trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years			3 years
What's On India Media Private Limited | Noncompete Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years			5 years
Gracenote, Inc.
Business Acquisition [Line Items]
Net cash						$ 157,814
Transaction costs incurred																$ 3,000	$ 1,000	$ 4,000
Definite-lived intangible assets useful life, years						11 years
Cash paid for acquisition						$ 160,867
Gracenote, Inc. | Customer relationships
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years						10 years
Gracenote, Inc. | Content database
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years						13 years
Gracenote, Inc. | Technologies
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years						8 years
Gracenote, Inc. | Trade names and trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years						15 years
Local TV
Business Acquisition [Line Items]
Net cash							$ 2,750,534
Transaction costs incurred																							$ 17,000
Definite-lived intangible assets useful life, years							9 years
Cash paid for acquisition							$ 2,816,101
Number of television stations | station							16
Local TV | Broadcast rights intangible liabilities
Business Acquisition [Line Items]
Definite-lived intangible liabilities useful life, years							7 years
Local TV | Denver, Cleveland, St. Louis, Kansas City, Salt Lake City, Milwaukee, and High Point/Greensboro/Winston-Salem
Business Acquisition [Line Items]
Number of television stations | station							7
Local TV | Memphis, Richmond, Huntsville, and Fort Smith
Business Acquisition [Line Items]
Number of television stations | station							4
Local TV | Davenport/Moline
Business Acquisition [Line Items]
Number of television stations | station							1
Local TV | Des Moines and Oklahoma City
Business Acquisition [Line Items]
Number of television stations | station							2
Local TV | Fort Smith and Oklahoma City
Business Acquisition [Line Items]
Number of television stations | station							2
Local TV | Network Affiliation Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years							9 years
Local TV | Retransmission Consent Agreements
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years							10 years
Local TV | Advertiser Backlog
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years							1 year
Local TV | Other Intangible Assets
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years							4 years
Dreamcatcher Stations | Dreamcatcher
Business Acquisition [Line Items]
Total purchase price for acquisition							$ 27,000
Landmark Acquisition Distributed in Spin-off
Business Acquisition [Line Items]
Net cash					$ 28,981
Definite-lived intangible assets useful life, years					15 years
Period of deductible purchase price					15 years
Cash paid for acquisition					$ 28,983
Transaction costs reflected in discontinued operations																					400
Landmark Acquisition Distributed in Spin-off | Customer relationships
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years					7 years
Landmark Acquisition Distributed in Spin-off | Trade names and trademarks
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years					20 years
Landmark Acquisition Distributed in Spin-off | Advertiser Relationships
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years					12 years
McClatchy Tribune Information Services
Business Acquisition [Line Items]
NPV of deferred payments				$ 4,000
Cash paid for acquisition				$ 1,000
Outstanding general partnership interests acquired, percent				50.00%
Interest in McClatchy/Tribune Information Services, percent																									50.00%
Fair value of the preexisting equity interest in MCT																					3,000
Remeasurement gain recognized in discontinued operations																					$ 1,000

[1]	(1)See Note 2 for the disclosures of operating revenues and operating profit included in discontinued operations for the historical periods.
[2]	(2)Operating (loss) profit for each segment excludes income and loss on equity investments, interest and dividend income, interest expense, non-operating items, reorganization costs and income taxes.